Investment Securities - Schedule of Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 months	$ 4,155	$ 51,361
12 months or more	138,938	144,583
Total Fair Value	143,093	195,944
Unrealized Losses
Less than 12 months	(80)	(811)
12 months or more	(22,164)	(30,221)
Total Unrealized Losses	(22,244)	(31,032)
U.S. Treasury
Fair Value
Less than 12 months		4,915
12 months or more		0
Total Fair Value		4,915
Unrealized Losses
Less than 12 months		(22)
12 months or more		0
Total Unrealized Losses		(22)
U.S. government and federal agency obligations
Fair Value
Less than 12 months		0
12 months or more		401
Total Fair Value		401
Unrealized Losses
Less than 12 months		0
12 months or more		(7)
Total Unrealized Losses		(7)
U.S. government-sponsored enterprises
Fair Value
Less than 12 months	0	996
12 months or more	1,884	1,778
Total Fair Value	1,884	2,774
Unrealized Losses
Less than 12 months	0	(5)
12 months or more	(116)	(222)
Total Unrealized Losses	(116)	(227)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	604	2,791
12 months or more	100,994	98,442
Total Fair Value	101,598	101,233
Unrealized Losses
Less than 12 months	(1)	(163)
12 months or more	(17,405)	(22,917)
Total Unrealized Losses	(17,406)	(23,080)
Mortgage-backed securities
Fair Value
Less than 12 months	848	37,759
12 months or more	30,172	33,612
Total Fair Value	31,020	71,371
Unrealized Losses
Less than 12 months	(7)	(563)
12 months or more	(4,220)	(6,115)
Total Unrealized Losses	(4,227)	(6,678)
Other debt securities
Fair Value
Less than 12 months	2,703	4,900
12 months or more	4,572	9,101
Total Fair Value	7,275	14,001
Unrealized Losses
Less than 12 months	(72)	(58)
12 months or more	(253)	(723)
Total Unrealized Losses	(325)	(781)
Bank issued trust preferred securities
Fair Value
Less than 12 months	0	0
12 months or more	1,316	1,249
Total Fair Value	1,316	1,249
Unrealized Losses
Less than 12 months	0	0
12 months or more	(170)	(237)
Total Unrealized Losses	$ (170)	$ (237)